Geographic information	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Geographic Areas, Revenues from External Customers [Abstract]
Segment Reporting Disclosure [Text Block]
Note 5 — Geographic information

Product sales consist of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012

Revenue from U.S. product sales	$2,754,438	$1,448,451	$6,592,163	$4,461,469
Revenue from non-U.S. product sales	171,533	254,860	949,711	742,206

Total revenue from product sales	$2,925,971	$1,703,311	$7,541,874	$5,203,675

Note 20 — Geographic information

Product sales consist of the following:

	December 31, 2012	December 31, 2011

Revenue from U.S. product sales	$6,179,000	$5,583,300
Revenue from non-U.S. product sales	$1,062,400	$318,800
Total revenue from product sales	$7,241,400	$5,902,100